Distributable Earnings - Tax character of distributions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax Character Of Distributions [Abstract]
Ordinary income	$ 1,786,150	$ 5,431,697
Long term capital gains	4,964,033	3,541,809
Return of capital		5,132,546
Investment company tax on distributable earnings total	$ 6,750,183	$ 14,106,052